Leases (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Movements in Lease Liabilities
Movements in the Group’s lease liabilities during the year are as follows:

	2023	2022
	US$M	US$M
At the beginning of the financial year	2,576	3,896
Additions	542	866
Acquisition of subsidiaries and operations 1	423	–
Remeasurements of index-linked freight contracts	53	(369)
Lease payments 2	(706)	(1,288)
Foreign exchange movement	12	(126)
Amortisation of discounting	130	125
Divestment and demerger of subsidiaries and operations 3	–	(492)
Transfers and other movements	(11)	(36)

At the end of the financial year	3,019	2,576

Comprising:
Current liabilities	521	519
Non-current liabilities	2,498	2,057

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

2	Includes US$ nil (2022: US$39 million) related to Discontinued operations.

3	Relates to the divestment of BMC and merger of Petroleum with Woodside in FY2022. Refer to notes 3 ‘Exceptional items’ and 28 ‘Discontinued operations’ for more information.

Summary of Maturity Profile of Lease Liabilities
The maturity profile of lease liabilities based on the undiscounted contractual amounts is as follows:

Lease liability	2023	2022
	US$M	US$M
Due for payment:
In one year or less or on demand	658	579
In more than one year but not more than two years	538	443
In more than two years but not more than five years	1,031	936
In more than five years 1	1,846	1,470

Total	4,073	3,428

Carrying amount	3,019	2,576

1	Includes US$808 million (2022: US$707 million) due for payment in more than ten years.

Summary of Movements in Right of Use Assets
Movements in the Group’s right-of-use assets during the year are as follows:

	2023			2022
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	452	1,909	2,361	638	2,712	3,350
Additions	192	350	542	41	825	866
Acquisition of subsidiaries and operations 1	–	423	423	–	–	–
Remeasurements of index-linked freight contracts	–	53	53	–	(369)	(369)
Depreciation expensed during the period	(71)	(462)	(533)	(103)	(872)	(975)
Depreciation classified as exploration	–	–	–	–	(3)	(3)
Impairments for the year	–	–	–	(7)	–	(7)
Divestment and demerger of subsidiaries and operations 2	–	–	–	(116)	(313)	(429)
Transfers and other movements	–	(37)	(37)	(1)	(71)	(72)

At the end of the financial year	573	2,236	2,809	452	1,909	2,361

– Cost	758	4,088	4,846	745	4,307	5,052
– Accumulated depreciation and impairments	(185)	(1,852)	(2,037)	(293)	(2,398)	(2,691)

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

2	Relates to the divestment of BMC and merger of Petroleum with Woodside in FY2022. Refer to notes 3 ‘Exceptional items’ and 28 ‘Discontinued operations’ for more information.

Summary of Amounts Recorded in Income Statement and Cash Flow Statements
Amounts r
e
corded in the income statement and the cash flow statement for the year were:

	2023	2022	2021	Included within
	US$M	US$M	US$M
Income statement
Depreciation of right-of-use assets	533	964	753	Profit from operations
Short-term, low-value and variable lease costs 1	795	847	834	Profit from operations
Interest on lease liabilities	130	119	102	Financial expenses
Cash flow statement
Principal lease payments	576	1,130	732	Cash flows from financing activities
Lease interest payments	130	119	102	Cash flows from operating activities

1
Relates to US$714 million of variable lease costs (2022: US$585 million; 2021: US$510 million), US$47 million of short-term lease costs (2022: US$222 million; 2021: US$294 million) and US$34 million of low-value lease costs (2022: US$40 million; 2021: US$30 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.